Summary of significant accounting policies (Details Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Schedule of Equity Method Investments [Line Items]
Cash deposits, including restricted cash	$ 11,880,025	$ 34,425,040
Period for payment of the receivable	Three to nine months
Amount of interest capitalized into CIP	$ 914,688	$ 794,011
Amortization period	36 years
PRC income tax	25.00%	25.00%
Zhonghong and Henan Coal Seam Gas
Schedule of Equity Method Investments [Line Items]
Percentages of equity method investment	49.00%
Pingdingshan Rural Cooperative Bank
Schedule of Equity Method Investments [Line Items]
Percentage of interest in Cooperative Bank	2.86%